Revenue and Construction Contracts - Summary of Revenues and Costs Related to Construction Contracts in Progress (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Revenue from construction contracts included in consolidated revenues, accumulated	$ 112
Costs incurred in construction contracts included in consolidated cost of sales, accumulated	(111)
Construction contracts gross operating profit	1
Revenue from construction contracts included in consolidated revenues	101	$ 79	$ 72
Costs incurred in construction contracts included in consolidated cost of sales	$ (101)	$ (79)	(68)
Construction contracts gross operating profit			$ 4